Loans Receivables Related Parties (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Loans Receivables Related Parties [Abstract]
Interest amount		$ 407,451	$ 724,337
Imputed interest rate	11.75%
Credit loss	$ 4,417,126	$ 7,267,026	$ 309,023